IFRS 7 - Disclosure - Market Risk - Summary of Structural Interest Rate Sensitivity - Measures (Detail) $ in Millions, $ in Millions	3 Months Ended
	Jul. 31, 2022 CAD ($)	Jul. 31, 2022 USD ($)	Apr. 30, 2022 CAD ($)	Apr. 30, 2022 USD ($)	Jul. 31, 2021 CAD ($)	Jul. 31, 2021 USD ($)
Canadian currency [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	$ 321		$ 402		$ 387
Increase (decrease) in EVE	(667)		(679)		(659)
Canadian currency [member] | 25 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(84)		(101)		(149)
Increase (decrease) in EVE	154		$ 159		$ 123
Canadian currency [member] | 100 basis points decrease [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(375)
Increase (decrease) in EVE	$ 614
Denominated in U.S. dollars [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		$ 33		$ 26		$ 26
Increase (decrease) in EVE		(317)		(321)		(242)
Denominated in U.S. dollars [member] | 25 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		(6)		(9)		(52)
Increase (decrease) in EVE		80		$ 82		$ 27
Denominated in U.S. dollars [member] | 100 basis points decrease [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		(31)
Increase (decrease) in EVE		$ 322